Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net cash used in operating activities	¥ (280,058)	$ (40,227)	¥ (12,743)	¥ 91,199
Cash flows from investing activities
Net cash used by investing activities	(16,330)	(2,346)	83,978	(86,775)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	669,559	96,176
Proceeds from issuance of ordinary shares upon IPO	544,122	78,158
Net cash provided by financing activities	277,951	39,925	295,200	150,000
Net increase in cash and cash equivalents	(18,437)	(2,648)	366,435	154,424
Effect of exchange rate changes on cash	(1,927)	(278)	2,275	(1,296)
Cash and cash equivalents, restricted cash at the beginning of year	545,210	78,315	176,500	23,372
Cash and cash equivalents, restricted cash at the end of year	524,846	75,389	¥ 545,210	¥ 176,500
Parent Company
Cash flows from operating activities
Net cash used in operating activities	(39)	(6)
Cash flows from investing activities
Increase in receivables from subsidiaries	(1,252,029)	(179,843)
Net cash used by investing activities	(1,252,029)	(179,843)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	669,559	96,176
Proceeds from issuance of ordinary shares upon IPO	582,449	83,664
Net cash provided by financing activities	1,252,008	179,840
Net increase in cash and cash equivalents	(60)	(9)
Effect of exchange rate changes on cash	74	11
Cash and cash equivalents, restricted cash at the end of year	¥ 14	$ 2